Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (5,087,330)	$ (3,706,166)	$ (5,786,311)